Income Taxes and Related Payments - Additional information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2013	Mar. 12, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Approximate percentage of earnings not subject to income taxes	76.00%
TRA percent of savings to be paid to shareholders	85.00%
TRA percent of savings to be retained by entity	15.00%
Deferred tax assets	$ 61,562,000 [1]	$ 63,500,000	$ 0	[1]
Amounts payable under tax receivable agreements	53,975,000		0
APIC cumulative increase	9,500,000
Current year-to-date amortization	$ 1,900,000

[1]	Represents the unamortized step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.